Employee Benefits Expense	12 Months Ended
Dec. 31, 2017
Classes Of Employee Benefits Expense [Abstract]
Employee Benefits Expense
26.	EMPLOYEE BENEFITS EXPENSE

Employee expenses recognized in profit or loss for the years ended December 31, 2017, 2016 and 2015 are as follows:

	For the years ended
Employee Benefits Expense	12-31-2017	12-31-2016	12-31-2015
	ThCh$	ThCh$	ThCh$
Wages and salaries	(44,367,982)	(47,845,074)	(57,501,658)
Post-employment benefit obligations expense	(790,850)	(802,823)	(1,063,547)
Social security and other contributions	(6,524,962)	(7,031,344)	(5,603,779)
Other staff expenses	(2,538,676)	(4,670,831)	(6,800,373)
Total employee benefits expense	(54,222,470)	(60,350,072)	(70,969,357)